Borrowings (Tables)	12 Months Ended
Sep. 30, 2024
Borrowings [abstract]
Disclosure of changes in borrowings [Table Text Block]
	CEBA Term Loans	March 2022 Loans	August 2022 Loans	Total Borrowings
Balance, September 30, 2022	$78,796	$1,764,630	$435,348	$2,278,774
Accrued interest and accretion expense	11,204	274,887	179,096	465,187
Interest paid	-	(39,517)	(63,661)	(103,178)
Repayment of principal	(70,000)	(1,988,000)	(275,315)	(2,333,315)
Settled in equity	-	(12,000)	(275,468)	(287,468)
Forgivable amount	(20,000)	-	-	(20,000)
Balance, September 30, 2023	$-	$-	$-	$-
Balance, September 30, 2024	$-	$-	$-	$-